Income Taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Federal	$ 4,350	$ 3,788
State income taxes	513	750
Total income taxes paid, net of refunds received	4,863	4,538
Other [Member]
State income taxes	67	77
North Carolina [Member]
State income taxes	$ 446	$ 673